Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,488,961,023.25	39,024		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$297,000,000.00	3.826%		March 15, 2027
Class A-2a Notes	$253,000,000.00	4.02%		January 15, 2029
Class A-2b Notes	$253,000,000.00	4.06650%	*	January 15, 2029
Class A-3 Notes	$469,000,000.00	4.05%		October 15, 2030
Class A-4 Notes	$78,000,000.00	4.16%		April 15, 2032
Class B Notes	$42,630,000.00	4.34%		April 15, 2032
Class C Notes	$28,410,000.00	0.00%		September 15, 2033
Total	$1,421,040,000.00
		* 30-day average SOFR + 0.43%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,093,456.76

Principal:
Principal Collections	$28,183,465.74
Prepayments in Full	$14,604,397.71
Liquidation Proceeds	$159,144.44
Recoveries	$7,894.98
Sub Total	$42,954,902.87
Collections	$48,048,359.63

Purchase Amounts:
Purchase Amounts Related to Principal	$1,153.03
Purchase Amounts Related to Interest	$8.61
Sub Total	$1,161.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,049,521.27

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,049,521.27
Servicing Fee	$1,045,704.91	$1,045,704.91	$0.00	$0.00	$47,003,816.36
Interest - Class A-1 Notes	$190,373.63	$190,373.63	$0.00	$0.00	$46,813,442.73
Interest - Class A-2a Notes	$847,550.00	$847,550.00	$0.00	$0.00	$45,965,892.73
Interest - Class A-2b Notes	$828,775.29	$828,775.29	$0.00	$0.00	$45,137,117.44
Interest - Class A-3 Notes	$1,582,875.00	$1,582,875.00	$0.00	$0.00	$43,554,242.44
Interest - Class A-4 Notes	$270,400.00	$270,400.00	$0.00	$0.00	$43,283,842.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,283,842.44
Interest - Class B Notes	$154,178.50	$154,178.50	$0.00	$0.00	$43,129,663.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,129,663.94
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,129,663.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,129,663.94
Regular Principal Payment	$61,768,397.13	$43,129,663.94	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,049,521.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,129,663.94
Total					$43,129,663.94

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$43,129,663.94	$145.22	$190,373.63	$0.64	$43,320,037.57	$145.86
Class A-2a Notes	$0.00	$0.00	$847,550.00	$3.35	$847,550.00	$3.35
Class A-2b Notes	$0.00	$0.00	$828,775.29	$3.28	$828,775.29	$3.28
Class A-3 Notes	$0.00	$0.00	$1,582,875.00	$3.38	$1,582,875.00	$3.38
Class A-4 Notes	$0.00	$0.00	$270,400.00	$3.47	$270,400.00	$3.47
Class B Notes	$0.00	$0.00	$154,178.50	$3.62	$154,178.50	$3.62
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$43,129,663.94	$30.35	$3,874,152.42	$2.73	$47,003,816.36	$33.08

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$61,768,397.13	0.2079744	$18,638,733.19	0.0627567
Class A-2a Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-2b Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000
Class A-4 Notes	$78,000,000.00	1.0000000	$78,000,000.00	1.0000000
Class B Notes	$42,630,000.00	1.0000000	$42,630,000.00	1.0000000
Class C Notes	$28,410,000.00	1.0000000	$28,410,000.00	1.0000000
Total	$1,185,808,397.13	0.8344652	$1,142,678,733.19	0.8041144

Pool Information
Weighted Average APR	4.856%	4.858%
Weighted Average Remaining Term	51.27	50.52
Number of Receivables Outstanding	34,596	33,706
Pool Balance	$1,254,845,887.95	$1,211,809,438.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,199,137,090.12	$1,158,366,485.35
Pool Factor	0.8427661	0.8138624

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,552,622.85
Yield Supplement Overcollateralization Amount	$53,442,952.73
Targeted Overcollateralization Amount	$81,863,935.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,130,704.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,552,622.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,552,622.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,552,622.85

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$88,288.95
(Recoveries)		4	$7,894.98
Net Loss for Current Collection Period			$80,393.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0769%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0584%
Second Prior Collection Period			0.0648%
Prior Collection Period			0.4411%
Current Collection Period			0.0782%
Four Month Average (Current and Prior Three Collection Periods)			0.1606%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		308	$710,537.57
(Cumulative Recoveries)			$18,020.86
Cumulative Net Loss for All Collection Periods			$692,516.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0465%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,306.94
Average Net Loss for Receivables that have experienced a Realized Loss			$2,248.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	168	$6,729,136.98
61-90 Days Delinquent	0.08%	24	$938,960.80
91-120 Days Delinquent	0.01%	2	$101,860.54
Over 120 Days Delinquent	0.01%	2	$122,456.12
Total Delinquent Receivables	0.65%	196	$7,892,414.44

Repossession Inventory:
Repossessed in the Current Collection Period		12	$466,943.90
Total Repossessed Inventory		19	$801,711.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0590%
Prior Collection Period			0.0723%
Current Collection Period			0.0831%
Three Month Average			0.0714%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0960%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$2,714,506.75
2 Months Extended	83	$4,288,291.05
3+ Months Extended	17	$849,391.19

Total Receivables Extended	158	$7,852,188.99
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer